Related-party transactions	12 Months Ended
Dec. 31, 2020
Bio Ventus LLC [Member]
Related-party transactions
11. Related-party transactions
The Company made cash tax distributions of $19,886, $9,137 and $7,846 to its members in an amount equal to approximately 40% of the members’ estimated taxable income for the years ended December 31, 2020, 2019 and 2018, respectively. At December 31, 2020 and December 31, 2019, there were tax distributions payable to tax authorities on the members’ behalf totaling $541 and $473, respectively, and nominal tax distributions payable to the members.